Acquisitions	12 Months Ended
Dec. 31, 2012
Acquisitions [Abstract]
Acquisitions
Acquisitions
Faneuil Acquisition
On March 19, 2012, the Company entered into a Stock Purchase Agreement pursuant to which the Company purchased 100% of the issued and outstanding shares of capital stock of New Faneuil, Inc. ("New Faneuil") for $70.0 in cash (the "Faneuil Acquisition") from affiliates of MacAndrews. The Company financed the Faneuil Acquisition with Harland Clarke Holdings' cash on hand. New Faneuil, through its wholly owned subsidiary, Faneuil, provides business process outsourcing services including call center operations, back office operations, staffing services and toll collection services to government and regulated commercial clients across the United States.
Under accounting guidance for transactions among entities under common control, the Company has accounted for the purchase at historical cost and has retrospectively recasted prior periods under common control to include Faneuil operations. The Company and Faneuil came under common control on December 21, 2011, the date of the MacAndrews Acquisition. Cash paid in excess of the carrying amount of the assets and liabilities assumed in the amount of $33.8 is treated as an equity transaction with the parent in accordance with accounting guidance for transactions among entities under common control.
The following table summarizes the historical cost of assets and liabilities assumed on March 19, 2012, the date of the Faneuil Acquisition:

Cash		$2.3
Accounts receivable		11.8
Property, plant and equipment		10.3
Goodwill		13.0
Other intangible assets:
Customer relationships	$0.2
Tradenames	0.8
Software	0.3
Total other intangible assets		1.3
Other assets		7.2
Total assets acquired		45.9
Deferred revenues		1.2
Capital leases		1.0
Other liabilities		7.5
Net assets acquired		$36.2

The pro forma effects of the Faneuil Acquisition on the consolidated results of operations were not material and are not included in the Pro Forma Financial Information presented below.
MacAndrews Acquisition of M & F Worldwide
On September 12, 2011, M & F Worldwide, the indirect parent of the Company, agreed, subject to various closing conditions, to merge with an indirect, wholly owned subsidiary of MacAndrews, and following a vote of stockholders of M & F Worldwide and the satisfaction or waiver of all other closing conditions, that merger was effected on December 21, 2011. The transaction was accounted for as a business combination. M & F Worldwide allocated its new equity basis amongst itself, the Company and another operating subsidiary of M & F Worldwide. M & F Worldwide had preliminarily allocated and pushed down $222.3 of the new equity basis to the Company as of the acquisition date. During the first quarter of 2012, M & F Worldwide revised the equity allocation amongst these entities, and, as a result, the equity allocated to the Company was reduced to $142.2. As required by accounting guidance for business combinations, this adjustment was recorded by the Company retrospectively as of the acquisition date resulting in changes to the preliminary amounts of goodwill and additional paid-in capital set forth in the Company's December 31, 2011 consolidated balance sheet included in its Annual Report on Form 10-K for the year ended December 31, 2011. This change had no effect on amounts reported in the consolidated statements of operations for 2011. As discussed in Note 1, the periods after the MacAndrews Acquisition have been bifurcated in these financial statements and indicated by the heading "Successor."
The following table summarizes the estimated fair values of the Company's assets and liabilities assumed at the date of the MacAndrews Acquisition:

Cash		$185.2
Accounts receivable		110.1
Property, plant and equipment		207.1
Goodwill *		748.4
Other intangible assets:
Customer relationships	$1,519.0
Tradenames	101.4
Technology	39.8
Total other intangible assets		1,660.2
Other assets *		147.6
Total assets acquired *		3,058.6
Deferred revenues		96.8
Long-term debt		1,787.4
Deferred tax liabilities *		723.8
Other liabilities *		308.4
Net assets acquired *		$142.2

* As discussed above, amounts have been adjusted from the preliminary amounts set forth in the Company's financial statements included in its Annual Report on Form 10-K for the year ended December 31, 2011.
Goodwill in the amount of approximately $178.7 and intangible assets in the amount of approximately $142.7 are deductible for tax purposes. During 2012, the Company recorded a net change in deferred taxes of $2.8 in accordance with applicable accounting guidance with a corresponding increase in goodwill. The goodwill arises because the total consideration for the acquisition allocated to the Company, which reflects its future earnings and cash flow potential, exceeds the fair value of net assets acquired. The goodwill resulting from the acquisition was assigned to the Company's segments as follows: $417.0 to Harland Clarke, $282.6 to discontinued operations associated with the former Harland Financial Solutions segment, $40.1 to Scantron and $8.7 to Faneuil. Acquisition-related fees and expenses for the Company were not material.
As part of the application of fair value accounting for business combinations, the carrying value of inventory was increased by $17.5. The amount of the inventory fair value adjustment was expensed as additional non-cash cost of products sold as the fair-valued inventory was sold (of which $13.9 and $3.6 was expensed in 2012 and during the period from December 22 to December 31, 2011, respectively).
Also as part of the application of fair value accounting for business combinations, the carrying values of long-term debt and deferred revenues were decreased by $417.8 and $68.1, respectively. These fair value adjustments result in higher interest expense and lower revenues being recognized over the related earnings period, both of which are non-cash adjustments. These adjustments resulted in increased interest expense of $115.6 and $4.1, decreased revenues from continuing operations of $8.0 and $1.9 and decreased revenues from discontinued operations of $42.8 and $2.0 in 2012 and during the period from December 22 to December 31, 2011, respectively. The Company also wrote-off $34.2 of the non-cash fair value adjustment to long-term debt in the third quarter of 2012 as a result of refinancing transactions (see Note 11).
Pro Forma Financial Information
The unaudited financial information in the table below summarizes the results of continuing operations of the Company, on a pro forma basis, as though the acquisition had occurred as of the beginning of the year presented. The unaudited pro forma financial information is presented for informational purposes only and is not indicative of the results of operations that would have been achieved if this transaction had taken place at the beginning of the year presented, nor does it purport to represent results of operations for future periods.

Unaudited Pro Forma
Year ended December 31, 2011
Net revenues	$1,313.0
Operating income	92.3
Net loss from continuing operations	(101.5)
Depreciation and amortization (excluding amortization of deferred financing fees)	130.4

In the pro forma information above, the results prior to the acquisition were adjusted to include the pro forma effect of: the adjustment of amortization of intangible assets and depreciation of fixed assets based on the acquisition accounting allocations; the adjustment of interest expense reflecting the amortization of fair value adjustments of Harland Clarke Holdings' outstanding long-term debt; the non-recurring fair value adjustments to contract acquisition payments and commitments, deferred revenues, inventory and other deferred expenses; and to reflect the impact of income taxes with respect to the pro forma adjustments, utilizing an estimated effective tax rate of 39.0%.
Acquisition of GlobalScholar
On January 3, 2011, Scantron Corporation ("Scantron"), a wholly owned subsidiary of the Company, purchased all of the outstanding capital stock or membership interests of KUE Digital Inc., KUED Sub I LLC and KUED Sub II LLC (collectively "GlobalScholar"). GlobalScholar's instructional management platform supports all aspects of managing education at K-12 schools, including student information systems; performance-based scheduler; gradebook; learning management system; longitudinal data collection, analysis and reporting; teacher development and performance tracking; and online communication and tutoring portals. GlobalScholar's instructional management platform complements Scantron's testing and assessment, response to intervention, student achievement management and special education software solutions thereby expanding Scantron's web-based education solutions. The acquisition-date purchase price was $134.9 in cash, net of cash acquired and after giving effect to working capital adjustments. In addition, the Company recorded the fair value of contingent consideration of $18.5, as described below, which resulted in total estimated consideration of $153.4 as of the acquisition date. Contingent consideration would have been payable in 2012 upon achievement of certain revenue targets of GlobalScholar during calendar year 2011, which targets were not met as discussed below. The transaction was accounted for as a business combination and GlobalScholar's results of operations have been included in the Company's operations since the date of its acquisition.
The allocation of purchase price resulted in identified intangible assets of $92.3 and goodwill of $93.1. During 2011, the Company recorded additional deferred tax assets of $2.9 in accordance with applicable accounting guidance with a corresponding decrease in goodwill. The goodwill arises because the total consideration for GlobalScholar, which reflects its future earnings and cash flow potential, exceeds the fair value of the net assets acquired. The goodwill resulting from the acquisition was assigned to the Scantron segment. Of the goodwill recognized, $5.6 is deductible for income tax purposes. The Company financed the GlobalScholar acquisition and related fees and expenses with Harland Clarke Holdings' cash on hand. The Company has recognized $1.6 of acquisition related costs for this acquisition, of which $0.2 was expensed and included in selling, general and administrative expenses in the consolidated statements of operations in 2011, with the remainder having been expensed and included in selling, general and administrative expenses in the fourth quarter of 2010.
The contingent consideration arrangement provided for cash payments of up to an aggregate maximum of $20.0, based on the achievement of certain revenue targets of GlobalScholar measured during the calendar year 2011. The acquisition-date fair value of the contingent consideration arrangement of $18.5 was estimated utilizing a discounted cash flow analysis with significant inputs that were not observable in the market (Level 3 inputs). Key assumptions included a projection of certain GlobalScholar revenues for the measurement period. The application of fair value accounting for the contingent consideration arrangement required recurring remeasurement for changes in key assumptions (see Note 13). No amount was paid in 2012 because the revenue targets were not met.
The application of acquisition accounting decreased acquired deferred revenues by $14.9 to $11.6 due to a fair value adjustment. This non-cash fair value adjustment resulted in lower revenue being recognized over the related earnings period (of which $5.2 was reflected as a reduction of revenues for continuing operations for the period January 1, 2011 to December 21, 2011).
The fair value of financial assets acquired was not significant. The pro forma effects for the GlobalScholar acquisition on the consolidated results of operations were not material.
Acquisition of Parsam
On December 6, 2010, Harland Financial Solutions, Inc. ("HFS"), a wholly owned subsidiary of the Company, acquired all of the outstanding membership interests of Parsam Technologies, LLC and the equity of SRC Software Private Limited (collectively "Parsam"). Parsam's solutions allow financial institutions to provide services online, in branches and at call centers, from new account opening and funding to account-to-account money transfers, person-to-person payments, account and adviser-client relationship management, and bill presentment and payment. HFS has integrated Parsam's solutions into its existing solution offerings. The acquisition-date purchase price was $32.8 in cash, net of cash acquired and after giving effect to working capital adjustments. In addition, the Company recorded the fair value of contingent consideration of $1.2, as described below, which resulted in total estimated consideration of $34.0 as of the acquisition date. Contingent consideration would be payable upon achievement of certain revenue targets of Parsam during calendar years 2011 and 2012. The transaction was accounted for as a business combination and Parsam's results of operations have been included in the Company's operations since the date of its acquisition.
The contingent consideration arrangement provided for cash payments of up to an aggregate maximum of $25.0, which would have been payable upon the achievement of certain future revenue targets of Parsam measured during calendar years 2011 and 2012. The acquisition-date fair value of the contingent consideration arrangement was estimated utilizing a discounted cash flow analysis with significant inputs that were not observable in the market (Level 3 inputs). Key assumptions included a projection of certain Parsam revenues for the measurement periods. During the first quarter of 2011, the Company identified a $1.6 decrease in the initial estimate of acquisition-date fair value of contingent consideration with a corresponding $1.6 decrease in goodwill. The application of fair value accounting for the contingent consideration arrangement required recurring remeasurement for changes in key assumptions (see Note 13). No amounts will be paid because the revenue targets were not met.
The allocation of purchase price resulted in identified intangible assets of $7.8 and goodwill of $26.2. The goodwill arises because the total consideration for Parsam, which reflects its future earnings and cash flow potential, exceeds the fair value of the net assets acquired. The goodwill resulting from the acquisition was assigned to discontinued operations associated with the former Harland Financial Solutions segment. Of the goodwill recognized, $23.1 is expected to be deductible for income tax purposes. The Company financed the Parsam acquisition and related fees and expenses with Harland Clarke Holdings' cash on hand. Acquisition-related fees and expenses were not material.
The application of acquisition accounting decreased acquired deferred revenues by $1.6 to $0.4 due to a fair value adjustment. This non-cash fair value adjustment resulted in lower revenues being recognized over the related earnings period (of which $1.0 was reflected as a reduction of revenues for discontinued operations for the period January 1 to December 21, 2011). The reduction of revenues resulting from this acquisition accounting fair value adjustment was negligible for the period December 7, 2010 to December 31, 2010.
The fair value of financial assets acquired was not significant. The pro forma effects for the Parsam acquisition on the consolidated results of operations were not material.
Acquisition of Spectrum K12
On July 21, 2010, Scantron acquired 100% of the equity of Spectrum K12 School Solutions, Inc. ("Spectrum K12"). Spectrum K12 develops, markets and sells student achievement management, response to intervention and special education software solutions. Spectrum K12's software solutions complement Scantron's software solutions for educational assessments, content and data management. The acquisition-date purchase price was $28.6 in cash, net of cash acquired and after giving effect to working capital adjustments. In addition, the Company recorded the fair value of contingent consideration of $4.0, as described below, which resulted in total estimated consideration of $32.7 as of the acquisition date. The transaction was accounted for as a business combination and Spectrum K12's results of operations have been included in the Company's operations since the date of its acquisition.
The allocation of purchase price resulted in identified intangible assets of $6.6 and goodwill of $25.2. During 2011, the Company recorded additional deferred tax assets of $1.4 in accordance with current accounting guidance with a corresponding decrease in goodwill. The goodwill arises because the total consideration for Spectrum K12, which reflects its future earnings and cash flow potential, exceeds the fair value of the net assets acquired. The goodwill resulting from the acquisition was assigned to the Scantron segment. Of the goodwill recognized, $1.5 is expected to be deductible for income tax purposes. The Company financed the Spectrum K12 acquisition and related fees and expenses with cash on hand. Acquisition-related fees and expenses were not material.
The contingent consideration arrangement provided for cash payments of up to an aggregate maximum of $20.0, which would have been payable upon the achievement of certain future revenue targets of Spectrum K12 measured during the twelve-month periods ended June 30, 2011 and 2012. Certain of the contingent consideration payments would have been payable under the terms of the acquisition to eligible employees who remained employed by Spectrum K12 during the twelve-month periods ended June 30, 2011 and 2012. These contingent consideration payments of up to an aggregate of $5.0 to eligible employees were considered incentive compensation and recorded as compensation expense as earned. The acquisition-date fair value of the contingent consideration arrangement of $4.9, of which $0.9 was considered to be incentive compensation, was estimated utilizing a discounted cash flow analysis with significant inputs that are not observable in the market (Level 3 inputs). Key assumptions included a projection of Spectrum K12 revenues for the measurement periods. The application of fair value accounting for the contingent consideration arrangement requires recurring remeasurement for changes in key assumptions (see Note 13). No amount was paid because the revenue targets were not met.
The application of acquisition accounting decreased acquired deferred revenues by $10.5 to $5.0 due to a fair value adjustment. This non-cash fair value adjustment resulted in lower revenues being recognized over the related earnings period (of which $3.6 and $1.8 was reflected as a reduction of revenues for continuing operations for the period January 1 to December 21, 2011 and the year ended December 31, 2010, respectively).
The fair value of financial assets acquired was not significant. The pro forma effects for the Spectrum K12 acquisition on the consolidated results of operations were not material.